Auxier Focus Fund

FORUM FUNDS (the “Trust”)

AUXIER FOCUS FUND (the “Fund”)

Supplement dated April 2, 2013 to the Prospectus dated November 1, 2012

The first table in the section entitled “Fees and Expenses” on page 1 of the Prospectus is hereby deleted and replaced with the following:

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund’s A Shares. More information about these and other discounts is available from your financial professional and in “Reduced Sales Charges – A Shares” on page 17 of the Fund’s prospectus.

Shareholder Fees (fees paid directly from your investment)	Institutional Shares	Investor Shares	A Shares
Maximum Sales Charge (Load) Imposed on Purchases of Less Than $1 million (as a percentage of the offering price)	None	None	5.75%
Maximum Contingent Deferred Sales Charge (Load) Imposed on Redemptions (as a percentage of the lesser of the redemption price or offering price)	None	None	1.00%(1)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions (as a percentage of the offering price)	None	None	None
Redemption Fee (as a percentage of amount redeemed within 180 days of purchase, if applicable)	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees	None	None	0.25%
Other Expenses(2)	0.76%	0.29%	0.40%
Total Annual Fund Operating Expenses	1.76%	1.29%	1.65%
Fee Waiver and/or Expense Reimbursement(3)	(0.76)%	(0.04)%	(0.40)%
Net Annual Fund Operating Expenses	1.00%	1.25%	1.25%

(1)       Applied to purchases not subject to an initial sales charge and redeemed less than one year after purchase.

(2)	Expense information has been restated to reflect current fees.
(3)	Auxier Asset Management LLC (the “Adviser”) has contractually agreed to waive a portion of its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses (excluding all taxes, interest, portfolio transaction expenses, dividend expenses on short sales, and extraordinary expenses) of Institutional Shares to 1.00% and Investor Shares and A Shares to 1.25% from July 1, 2012 through October 31, 2015 (“Expense Cap”). The Expense Cap may only be raised or eliminated with the consent of the Board of Trustees. Net Annual Fund Operating Expenses will increase if exclusions from the Expense Cap apply.

The table under the subsection “Example” in the section entitled “Fees and Expenses” beginning on page 1 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$102	$318	$727	$1,871
Investor Shares	$127	$397	$695	$1,545
A Shares	$695	$949	$1,308	$2,316

The subsection entitled “Investment Adviser” in the section entitled “MANAGEMENT” on page 12 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Investment Adviser

The Fund's Adviser is Auxier Asset Management LLC, 5285 Meadows Road, Suite 333, Lake Oswego, Oregon 97035-3227. As of June 30, 2012, the Adviser had $598 million of assets under management.

Subject to the general oversight of the Board, the Adviser makes investment decisions for the Fund. The Adviser receives an advisory fee from the Fund at an annual rate equal to 1.00% of the Fund’s average annual daily net assets under the terms of the Advisory Agreement.

The Adviser has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses (excluding all taxes, interest, portfolio transaction expenses, dividend expenses on short sales, and extraordinary expenses) of Institutional Shares to 1.00%, and Investor Shares and A Shares to 1.25% from July 1, 2012 through October 31, 2015 (“Expense Cap”). The Expense Cap may only be raised or eliminated with the consent of the Board. Net Annual Fund Operating Expenses will increase if exclusions from the Expense Cap apply.

A discussion summarizing the basis on which the Board approved the Investment Advisory Agreement between the Trust and the Adviser is included in the Fund's annual report for the period ended June 30, 2012.

For more information, please contact a Fund customer service representative toll free at (877) 328-9437.

* * *

PLEASE RETAIN FOR FUTURE REFERENCE.

Shareholder Fees Auxier Focus Fund	Institutional Shares	Investor Shares	A Shares
Maximum Sales Charge (Load) Imposed on Purchases of Less Than $1 million (as a percentage of the offering price)	none	none	5.75%
Maximum Contingent Deferred Sales Charge (Load) Imposed on Redemptions (as a percentage of the lesser of the redemption price or offering price)	none	none	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions (as a percentage of the offering price)	none	none	none
Redemption Fee (as a percentage of amount redeemed within 180 days of purchase, if applicable)	2.00%	2.00%	2.00%
[1]	Applied to purchases not subject to an initial sales charge and redeemed less than one year after purchase.

Annual Fund Operating Expenses Auxier Focus Fund		Institutional Shares	Investor Shares	A Shares
Management Fees		1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees		none	none	0.25%
Other Expenses	[1]	0.76%	0.29%	0.40%
Total Annual Fund Operating Expenses		1.76%	1.29%	1.65%
Fee Waiver and/or Expense Reimbursement	[2]	(0.76%)	(0.04%)	(0.40%)
Net Annual Fund Operating Expenses		1.00%	1.25%	1.25%
[1]	Expense information has been restated to reflect current fees.
[2]	Auxier Asset Management LLC (the "Adviser") has contractually agreed to waive a portion of its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses (excluding all taxes, interest, portfolio transaction expenses, dividend expenses on short sales, and extraordinary expenses) of Institutional Shares to 1.00% and Investor Shares and A Shares to 1.25% from July 1, 2012 through October 31, 2015 ("Expense Cap"). The Expense Cap may only be raised or eliminated with the consent of the Board of Trustees. Net Annual Fund Operating Expenses will increase if exclusions from the Expense Cap apply.

Expense Example Auxier Focus Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Shares	102	318	727	1,871
Investor Shares	127	397	695	1,545
A Shares	695	949	1,308	2,316